Business Acquisition (Details) (USD $)	12 Months Ended	0 Months Ended
	Dec. 31, 2013	Mar. 15, 2013 Pipeline Data Inc [Member]
Cash paid		$ 9,750,000
Residual portfolio amortization period	10 years